Cash and cash equivalents (Tables)	6 Months Ended
Jun. 30, 2023
Cash and cash equivalents [abstract]
Summary of Detailed Information of Cash and Cash Equivalents

	As of December 31, 2022	As of June 30, 2023
	RMB’000	RMB’000
Cash at bank	512,453	515,321
Deposits held at licensed payment platforms	898	1,220
Total	513,351	516,541